Discontinued Operations - Schedule of Consolidated Statements of Cash flows Relating to Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating activities of discontinued operations
Net loss from discontinued operations				$ (317,123)	$ (317,123)	$ (104,595)
Loss on sale of subsidiary				316,343	(316,343)
Changes in current assets and liabilities:
Accounts payable				$ 3,791	$ 3,791	$ (16,844)